Income Taxes - Unrecognized Tax Benefits Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of reconciliation of unrecognized tax benefits activity [Roll Forward]
Unrecognized Tax Benefits – Beginning	$ 209	$ 81
Gross decreases – tax positions in prior period	(16)	(1)
Gross increase – current-period tax positions	215	129
Unrecognized Tax Benefits – Ending	$ 408	$ 209